Subsequent Events	12 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
14.	Subsequent Events

●	On May 7, 2025, the Company issued 2,500,000 common shares pursuant the Pontax West Lithium property option agreement. The cost of $37,500 for the share issuance has been accrued at March 31, 2025; and

●	On May 8, 2025, the Company granted 4,500,000 RSU’s to directors, officers and consultants. The RSUs will vest over an eight-month period, with 50 per cent vesting four months from the grant date and the remaining 50 per cent vesting eight months from the grant date.